UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one):     [  ] is a restatement.
                                     [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Martin Capital Management, LLP
Address:  300 NIBCO Parkway
          Suite 301
          Elkhart, IN  46516

Form 13F File Number:  28-04589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      TODD B. MARTIN

Title:     MANAGING PARTNER
Phone:     (574) 293-2077

Signature, Place, and Date of Signing:

/s/ Todd B. Martin                  Elkhart , IN                  2/10/09
-------------------             -------------------          -------------------
   [Signature]                      [City, State]                  [Date]


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Number of Other Included Managers:         None

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    231,813

List of Other Included Managers:           None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] None

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ------
AMERICAN EXPRESS CO.           COM              025816109      325   17540 SH       SOLE               17450      0     90
BANK OF AMERICA CORPORATION    COM              060505104      227   16100     CALL                               0
BERKSHIRE HATHAWAY - B         COM              084670207    10944    3405 SH       SOLE                3369      0     36
BROWN & BROWN, INC.            COM              115236101    33446 1600265 SH       SOLE             1587185      0  13080
BRUNSWICK CORP.                COM              117043109     4824 1145910 SH       SOLE             1129235      0  16675
EMMIS COMM.CL A                COM              291525103      972 2776309 SH       SOLE             2412706      0 363603
FEDERAL NATIONAL MTG. ASSN.    COM              313586109       15   20000 SH       SOLE                   0      0  20000
(FANNIE MAE)
FIFTH THIRD                    COM              316773100     7286  882135 SH       SOLE              870735      0  11400
FREDDIE MAC                    COM              313400301       15   20000 SH       SOLE                   0      0  20000
GANNETT CO INC                 COM              364730101    13867 1733373 SH       SOLE             1711803      0  21570
GANNETT CO INC                 COM              364730101     2313  289100     CALL                               0
GENERAL ELECTRIC CO.           COM              369604103     7729  477110 SH       SOLE              473585      0   3525
GENTEX CORP                    COM              371901109    18785 2127460 SH       SOLE             2084550      0  42910
HNI CORP                       COM              404251100     8279  522670 SH       SOLE              515760      0   6910
INTEL CORP.                    COM              458140100      362   24700 SH       SOLE               24700      0
JOHNSON & JOHNSON              COM              478160104      458    7650 SH       SOLE                7650      0
KEY BANK                       COM              473267108      318   37300     CALL                               0
LAMAR ADV.                     COM              512815101    11107  884344 SH       SOLE              872454      0  11890
LEE ENTERPRISES                COM              523768109       13   31500     CALL                               0
LOWE'S COS, INC.               COM              548661107    22653 1052670 SH       SOLE             1045935      0   6735
MCDONALD'S CORP.               COM              580135101      311    5000 SH       SOLE                5000      0
McGRAW-HILL COS.               COM              580645109    13820  595960 SH       SOLE              589770      0   6190
MERCK & CO.                    COM              589331107      243    8000 SH       SOLE                8000      0
MICROSOFT CORP.                COM              549918104      525   26990 SH       SOLE               26880      0    110
MOHAWK INDUSTRIES, INC.        COM              608190104    16928  393953 SH       SOLE              393953      0
PEPSICO, INC.                  COM              713291102      537    9800 SH       SOLE                9800      0
POOL CORP.                     COM              73278L105     9602  534360 SH       SOLE              529285      0   5075
PROGRESSIVE CORP.              COM              743315103    14493  978618 SH       SOLE              969213      0   9405
SKYLINE CORPORATION            COM              830830105      218   10900 SH       SOLE               10900      0
SOTHEBY'S                      COM              835898107     3475  390845 SH       SOLE              387445      0   3400
STRYKER CORPORATION            COM              863667101     4092  102435 SH       SOLE              101465      0    970
TORCHMARK CORP.                COM              891027104    14922  333830 SH       SOLE              330850      0   2980
UNITED HEALTH GROUP INC.       COM              91324P102      888   33400 SH       SOLE               33400      0
WAL MART STORES                COM              931142103     1811   32300 SH       SOLE               32300      0
WALGREEN CO.                   COM              931422109     4877  197695 SH       SOLE              196200      0   1495
WALT DISNEY CO.                COM              254687106      241   10600 SH       SOLE               10600      0
WELLPOINT INC.                 COM              94973V107      670   15900 SH       SOLE               15900      0
WYETH                          COM              983024100      221    5900 SH       SOLE                5900      0